Events after reporting period (Details)														12 Months Ended
	Jan. 24, 2024 USD ($) ft²	Jan. 15, 2024 USD ($) $ / shares	Oct. 16, 2023 USD ($) $ / shares	Jul. 17, 2023 USD ($) $ / shares	Apr. 17, 2023 USD ($) $ / shares	Jan. 15, 2023 USD ($) $ / shares	Oct. 15, 2022 USD ($) $ / shares	Jul. 15, 2022 USD ($) $ / shares	Apr. 15, 2022 USD ($) $ / shares	Jan. 15, 2022 USD ($) $ / shares	Oct. 15, 2021 USD ($) $ / shares	Jul. 15, 2021 USD ($) $ / shares	Apr. 15, 2021 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares			$ 0.0182	$ 0.0180	$ 0.0218	$ 0.02086	$ 0.02086	$ 0.02086	$ 0.0207	$ 0.0242	$ 0.0242	$ 0.0242	$ 0.0242
Dividends paid, ordinary shares			$ 15,076,761	$ 15,076,761	$ 15,076,761	$ 14,358,194	$ 14,358,194	$ 14,358,194	$ 14,358,194	$ 13,944,232	$ 13,944,232	$ 13,944,232	$ 13,944,232
Sale of investment property														$ 42,057,500	$ 7,285,242	$ 124,565,539
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Disposals, investment property, square feet (in square feet) | ft²	64,583
Sale of investment property	$ 780,000
Costs associated with sale of investment property	583,000
Gains on disposals of investment properties	$ 197,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares		$ 0.0172
Dividends paid, ordinary shares		$ 15,155,311